Capital Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Stock
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	23,468,750	17,000,000	17,000,000	17,000,000	17,000,000
Common stock, shares outstanding	23,468,750	17,000,000	17,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Additional paid in capital	$ 179,189	$ 68,498	$ 68,498